Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio - Investor Class	Aug. 04, 2023
Bar Chart Table:
Annual Return 2013	21.27%
Annual Return 2014	3.48%
Annual Return 2015	2.38%
Annual Return 2016	22.69%
Annual Return 2017	1.89%
Annual Return 2018	(5.39%)
Annual Return 2019	32.95%
Annual Return 2020	35.40%
Annual Return 2021	15.60%
Annual Return 2022	(38.17%)